Condensed financial information of the parent company (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
STOCK COMPENSATION EXPENSE	$ (3,444,617)	$ (4,592,200)	$ (1,388,501)
LOSS FROM OPERATIONS	(5,163,601)	(6,658,029)	(2,307,106)
OTHER INCOME (EXPENSE), NET
Interest income		84	13
Finance expense	(5,041)	(1,477)	(26)
TOTAL OTHER EXPENSE, NET	(5,041)	(1,393)	(13)
NET LOSS	(11,626,597)	(14,388,530)	(7,399,965)
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation income (loss)		(335,080)	347,097
COMPREHENSIVE LOSS	(11,626,597)	(14,723,610)	(7,052,868)
Parent [Member]
GENERAL AND ADMINISTRATIVE EXPENSES	(1,402,044)	(1,756,972)	(858,605)
STOCK COMPENSATION EXPENSE	(3,444,617)	(4,592,200)	(1,388,501)
LOSS FROM OPERATIONS	(4,846,661)	(6,349,172)	(2,247,106)
OTHER INCOME (EXPENSE), NET
Interest income		84	13
Finance expense	(5,007)	(1,465)	(26)
Equity loss of subsidiaries	(12,562,142)	(8,037,977)	(5,152,846)
Gain on sale of subsidiaries	5,787,213
TOTAL OTHER EXPENSE, NET	(6,779,936)	(8,039,358)	(5,152,859)
NET LOSS	(11,626,597)	(14,388,530)	(7,399,965)
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation income (loss)		(335,080)	347,097
COMPREHENSIVE LOSS	$ (11,626,597)	$ (14,723,610)	$ (7,052,868)